OTHER RECEIVABLE DEPOSITS AND PREPAYMENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
OTHER RECEIVABLE DEPOSITS AND PREPAYMENTS
OTHER RECEIVABLE, DEPOSITS AND PREPAYMENTS

NOTE 6 – OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS

Other receivables, deposits and prepayments as of September 30, 2025, and June 30, 2025, consist of the following:

	September 30, 2025	June 30, 2025

Deposits	$6,791	$6,781
Other receivables	42,572	41,976
	$49,363	$48,757
Less: impairment on other receivables	(33,212)	(33,110)
Other receivables and deposits, net	$16,151	$15,647
Prepayments	43,236	46,605
Prepaid share based compensation-nonemployees (current portion)	287,669	455,291
	$347,056	$517,543

Prepaid share based compensation-nonemployees (non-current portion)	$122,950	$126,047

NOTE 6 – OTHER RECEIVABLE, DEPOSITS AND PREPAYMENTS

Other receivables, deposits and prepayments as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024

Deposits	6,781	4,775
Other receivables	41,976	31,929
	48,757	36,704
Less: impairment on other receivables	(33,110)	(29,842)
Other receivables and deposits, net	15,647	6,862
Prepayments	46,605	26,507
Prepaid share based compensation – nonemployees (current portion)	455,291	135,144
	$517,543	$168,513

Prepaid share based compensation – nonemployees (non-current portion)	$126,047	$65,522